Debt Instruments - Carrying amount of financial assets at FV through OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Allowance for impairment losses
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Allowance for impairment losses
Financial assets	317,124	323,452
Government debt securities | Mexico.
Allowance for impairment losses
Financial assets	253,547	224,003
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	54,297	$ 89,585
Financial assets at fair value through other comprehensive income category | Debt instruments.
Allowance for impairment losses
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Allowance for impairment losses
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico. | Gross carrying amount
Allowance for impairment losses
Financial assets	98,393
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico. | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	98,393
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico. | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	98,393
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Gross carrying amount
Allowance for impairment losses
Financial assets	52,824
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	52,824
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	52,824
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Allowance for impairment losses
Financial assets	3,266
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Allowance for impairment losses
Financial assets	3,266
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	3,266
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 3,266